Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 233,636	$ 246,909
Derivative financial assets	25	3
Derivative financial liabilities	10	51
Changes in fair value of hedging instruments	(1,678)	2,275
Changes in fair value of hedged items	1,692	(2,311)
Hedge ineffectiveness recognized in the income statement	14	(36)
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	68,423	33,877
Derivative financial assets	566	468
Derivative financial liabilities	1,515	291
Changes in fair value of hedging instruments	(1,383)	132
Changes in fair value of hedged items	1,376	(151)
Hedge ineffectiveness recognized in the income statement	(7)	(19)
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	88,256	97,834
Derivative financial assets	1	3
Derivative financial liabilities	0	0
Changes in fair value of hedging instruments	(1,715)	(337)
Changes in fair value of hedged items	1,710	358
Hedge ineffectiveness recognized in the income statement	(5)	21
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	21,777	38,668
Derivative financial assets	689	17
Derivative financial liabilities	1	1,270
Changes in fair value of hedging instruments	2,963	(2,317)
Changes in fair value of hedged items	(2,957)	2,320
Hedge ineffectiveness recognized in the income statement	$ 6	$ 3